Assets by contractual maturity - Summary of assets by contractual maturity (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Assets By Contractual Maturity Schedule [Table]
Cash and balances with central banks	€ 106,520	€ 111,087	€ 53,202
Loans and advances to banks	23,592	25,364	35,136
Financial assets at fair value through profit or loss
- Trading assets	51,381	51,356
- Non-trading derivatives	1,536	3,583
Mandatorily measured at fair value through profit or loss	42,684	44,305
- Designated as at fair value through profit or loss	6,355	4,126
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	30,635	35,895
Securitites at amortised cost	48,319	50,587
Loans and advances to customers	625,122	593,970
Other assets	13,106	13,617
Total assets	949,250	933,891	€ 888,520
Equity securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	2,457	1,862
Debt securities [member]
Financial assets at fair value through profit or loss
- Trading assets	5,319	5,183
Mandatorily measured at fair value through profit or loss	787	787
- Designated as at fair value through profit or loss	5,870	3,544
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	27,340	32,977
Securitites at amortised cost	48,319
Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	838	1,056
Less than 1 month [member]
Disclosure Of Assets By Contractual Maturity Schedule [Table]
Cash and balances with central banks	106,520	111,087
Loans and advances to banks	15,163	15,786
Financial assets at fair value through profit or loss
- Trading assets	21,055	12,100
- Non-trading derivatives	240	495
Mandatorily measured at fair value through profit or loss	20,462	26,854
- Designated as at fair value through profit or loss	96	248
Financial assets at fair value through other comprehensive income [abstract]
Securitites at amortised cost	1,108	2,104
Loans and advances to customers	52,269	50,293
Other assets	3,827	3,797
Total assets	221,346	223,636
Less than 1 month [member] | Debt securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	593	841
Less than 1 month [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	14	32
1 to 3 months [member]
Disclosure Of Assets By Contractual Maturity Schedule [Table]
Loans and advances to banks	2,204	2,796
Financial assets at fair value through profit or loss
- Trading assets	3,859	6,567
- Non-trading derivatives	171	446
Mandatorily measured at fair value through profit or loss	12,063	11,376
- Designated as at fair value through profit or loss	120	26
Financial assets at fair value through other comprehensive income [abstract]
Securitites at amortised cost	1,217	2,444
Loans and advances to customers	26,414	19,788
Other assets	362	312
Total assets	46,940	44,775
1 to 3 months [member] | Debt securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	518	985
1 to 3 months [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	11	34
3 to 12 months [member]
Disclosure Of Assets By Contractual Maturity Schedule [Table]
Loans and advances to banks	3,921	3,419
Financial assets at fair value through profit or loss
- Trading assets	8,735	9,206
- Non-trading derivatives	217	644
Mandatorily measured at fair value through profit or loss	7,487	3,472
- Designated as at fair value through profit or loss	520	631
Financial assets at fair value through other comprehensive income [abstract]
Securitites at amortised cost	4,509	3,943
Loans and advances to customers	53,616	48,261
Other assets	1,524	1,148
Total assets	82,627	75,973
3 to 12 months [member] | Debt securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	1,926	5,175
3 to 12 months [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	173	73
More than 1 year but less than 5 years [member]
Disclosure Of Assets By Contractual Maturity Schedule [Table]
Loans and advances to banks	1,937	3,093
Financial assets at fair value through profit or loss
- Trading assets	7,922	10,206
- Non-trading derivatives	421	1,252
Mandatorily measured at fair value through profit or loss	1,741	1,153
- Designated as at fair value through profit or loss	2,510	657
Financial assets at fair value through other comprehensive income [abstract]
Securitites at amortised cost	24,413	24,298
Loans and advances to customers	185,836	176,047
Other assets	1,185	1,934
Total assets	237,360	230,625
More than 1 year but less than 5 years [member] | Debt securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	11,182	11,576
More than 1 year but less than 5 years [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	214	407
>5 years [member]
Disclosure Of Assets By Contractual Maturity Schedule [Table]
Loans and advances to banks	367	270
Financial assets at fair value through profit or loss
- Trading assets	9,810	13,277
- Non-trading derivatives	488	746
Mandatorily measured at fair value through profit or loss	770	1,222
- Designated as at fair value through profit or loss	3,109	2,564
Financial assets at fair value through other comprehensive income [abstract]
Securitites at amortised cost	17,072	17,798
Loans and advances to customers	306,988	299,581
Other assets	1,482	1,283
Total assets	353,634	351,649
>5 years [member] | Debt securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	13,121	14,400
>5 years [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	427	509
Maturity not applicable [member]
Financial assets at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	161	228
Financial assets at fair value through other comprehensive income [abstract]
Other assets	4,725	5,142
Total assets	7,343	7,232
Maturity not applicable [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	€ 2,457	€ 1,862